Consolidated Statements Of Cash Flow (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares repurchased under the share repurchase program, value	[1]	$ 43,579,000	$ 91,533,000	$ 133,757,000
Stock Repurchase Authorization
Shares repurchased under the share repurchase program, value		$ 38,500,000	$ 87,600,000	$ 131,000,000

[1]	2014 includes $38.5 million repurchased under the share repurchase program launched in 2014. 2013 and 2012 include $87.6 million, and $131.0 million, respectively, repurchased under the share repurchase program which was active from October 2011 to January 2014.